                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-10183

                          MET INVESTORS SERIES TRUST
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                           5 Park Plaza, Suite 1900
                           Irvine, California 92614
--------------------------------------------------------------------------------
              (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)               Copy to:
           Elizabeth M. Forget                  Robert N. Hickey, Esq.
                President                      Sullivan & Worcester LLP
       Met Investors Series Trust                 1666 K Street, N.W.
        5 Park Plaza, Suite 1900                Washington, D.C. 20006
        Irvine, California 92614

      Registrant's telephone number, including area code: (800) 848-3854

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
July 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES     VALUE
-----------------------------------------------------------------------------
COMMON STOCKS -- 98.6%
AEROSPACE & DEFENSE -- 5.0%
Boeing Co. (The)                                           40,858 $ 3,163,226
General Dynamics Corp.                                     38,267   2,564,654
Precision Castparts Corp.                                  18,402   1,097,679
Rockwell Collins, Inc.                                     20,572   1,097,928
United Technologies Corp.                                  31,361   1,950,341
                                                                  -----------
                                                                    9,873,828
                                                                  -----------
APPAREL & TEXTILES -- 0.5%
Carter's, Inc. * (a)                                       45,755     997,917
                                                                  -----------
BANKS -- 0.8%
Kookmin Bank (ADR)                                         17,181   1,481,689
                                                                  -----------
BEVERAGES -- 1.3%
PepsiCo, Inc.                                              39,881   2,527,658
                                                                  -----------
BIOTECHNOLOGY -- 1.9%
Amgen, Inc. *                                              15,375   1,072,253
Gilead Sciences, Inc. *                                    44,709   2,748,709
                                                                  -----------
                                                                    3,820,962
                                                                  -----------
CHEMICALS -- 0.8%
Monsanto Co.                                               37,150   1,597,079
                                                                  -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.0%
Robert Half International, Inc. (a)                        15,254     493,619
Waste Management, Inc.                                     41,165   1,415,253
                                                                  -----------
                                                                    1,908,872
                                                                  -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 6.3%
Cisco Systems, Inc. *                                     272,961   4,872,354
Harris Corp.                                               24,726   1,126,269
Nokia Oyj (ADR)                                           105,995   2,104,001
QUALCOMM, Inc.                                            100,462   3,542,290
Tellabs, Inc. *                                            86,796     815,882
                                                                  -----------
                                                                   12,460,796
                                                                  -----------
COMPUTERS & PERIPHERALS -- 4.0%
Apple Computer, Inc. *                                     48,281   3,281,177
Hewlett-Packard Co.                                        84,980   2,711,712
Seagate Technology * (a)                                   41,558     964,145
Western Digital Corp. *                                    52,739     925,042
                                                                  -----------
                                                                    7,882,076
                                                                  -----------
CONSTRUCTION & ENGINEERING -- 0.7%
McDermott International, Inc. *                            31,847   1,450,312
                                                                  -----------
ELECTRICAL EQUIPMENT & SERVICES -- 2.6%
ABB, Ltd.                                                  79,116   1,022,905
Amphenol Corp. - Class A                                   30,755   1,724,740
Cooper Industries, Ltd. - Class A                          15,593   1,343,493
FANUC, Ltd.                                                12,600   1,049,541
                                                                  -----------
                                                                    5,140,679
                                                                  -----------
ENERGY EQUIPMENT & SERVICES -- 4.0%
Baker Hughes, Inc.                                         31,974   2,556,321
Emerson Electric Co.                                       26,128   2,062,022
GlobalSantaFe Corp.                                        24,798   1,362,154
National-Oilwell Varco, Inc. *                             30,279   2,029,904
                                                                  -----------
                                                                    8,010,401
                                                                  -----------

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
July 31, 2006
(Percentage of Net Assets)

FINANCIAL - DIVERSIFIED -- 8.7%
Charles Schwab Corp. (The)                                133,256 $ 2,116,105
Goldman Sachs Group, Inc. (The)                            25,428   3,884,127
Janus Capital Group, Inc.                                 124,117   2,009,454
JPMorgan Chase & Co.                                       87,352   3,984,998
Merrill Lynch & Co., Inc.                                  43,546   3,171,020
Morgan Stanley                                             31,211   2,075,532
                                                                  -----------
                                                                   17,241,236
                                                                  -----------
FOOD PRODUCTS -- 0.5%
Archer-Daniels-Midland Co.                                 23,956   1,054,064
                                                                  -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.7%
Becton, Dickinson & Co.                                    35,017   2,308,320
Johnson & Johnson                                          19,034   1,190,577
Varian Medical Systems, Inc. *                             41,127   1,863,876
                                                                  -----------
                                                                    5,362,773
                                                                  -----------
HEALTH CARE PROVIDERS & SERVICES -- 5.8%
Aetna, Inc.                                                40,066   1,261,678
Cardinal Health, Inc.                                      38,272   2,564,224
Caremark Rx, Inc.                                          30,928   1,632,998
Health Net, Inc. *                                         39,900   1,674,603
IMS Health, Inc.                                           25,983     712,974
Manor Care, Inc. (a)                                       29,509   1,476,926
Omnicare, Inc. (a)                                         21,830     988,026
Quest Diagnostics, Inc.                                    19,700   1,184,364
                                                                  -----------
                                                                   11,495,793
                                                                  -----------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
Burger King Holdings, Inc. * (a)                           61,777     942,099
Darden Restaurants, Inc.                                   42,029   1,420,580
Ruby Tuesday, Inc. (a)                                     43,880     963,605
                                                                  -----------
                                                                    3,326,284
                                                                  -----------
HOUSEHOLD PRODUCTS -- 1.0%
Colgate-Palmolive Co.                                      33,404   1,981,525
                                                                  -----------
INDUSTRIAL - DIVERSIFIED -- 1.0%
Textron, Inc.                                              22,241   1,999,688
                                                                  -----------
INSURANCE -- 2.3%
Assurant, Inc.                                             47,000   2,263,990
HCC Insurance Holdings, Inc.                               42,449   1,294,270
Millea Holdings, Inc.                                          48     928,448
                                                                  -----------
                                                                    4,486,708
                                                                  -----------
INTERNET SOFTWARE & SERVICES -- 1.7%
Google, Inc. - Class A *                                    8,450   3,266,770
                                                                  -----------
MACHINERY -- 2.4%
Joy Global, Inc.                                           34,739   1,303,407
Komatsu, Ltd.                                              83,000   1,663,326
Oshkosh Truck Corp.                                        20,104     862,059
Terex Corp. *                                              22,089     990,471
                                                                  -----------
                                                                    4,819,263
                                                                  -----------
MARINE -- 0.7%
Mitsui O.S.K. Lines, Ltd.                                 211,000   1,390,829
                                                                  -----------
MEDIA -- 1.0%
News Corp. - Class A                                      107,370   2,065,799
                                                                  -----------
METALS & MINING -- 3.4%
BHP Billiton, Ltd. (ADR) (a)                               45,328   1,912,842
Companhia Vale do Rio Doce (ADR)                           74,226   1,722,043

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
July 31, 2006
(Percentage of Net Assets)

Phelps Dodge Corp.                                         12,165 $ 1,062,491
Rio Tinto Plc                                              37,812   1,971,185
                                                                  -----------
                                                                    6,668,561
                                                                  -----------
OIL & GAS -- 3.4%
ENSCO International, Inc.                                  34,671   1,602,494
Occidental Petroleum Corp.                                 28,426   3,062,901
Valero Energy Corp.                                        31,591   2,130,181
                                                                  -----------
                                                                    6,795,576
                                                                  -----------
PHARMACEUTICALS -- 7.3%
Allergan, Inc. (a)                                         20,489   2,209,739
AstraZeneca Plc (ADR)                                      41,893   2,556,730
Barr Pharmaceuticals, Inc. *                               21,585   1,074,070
Novartis AG (ADR)                                          42,024   2,362,589
Roche Holdings AG                                          22,822   4,060,445
Wyeth                                                      46,175   2,238,102
                                                                  -----------
                                                                   14,501,675
                                                                  -----------
RETAIL - MULTILINE -- 3.3%
Costco Wholesale Corp.                                     42,369   2,235,388
Federated Department Stores, Inc.                          40,328   1,415,916
J.C. Penney Co., Inc.                                      44,208   2,783,336
                                                                  -----------
                                                                    6,434,640
                                                                  -----------
RETAIL - SPECIALTY -- 7.5%
Aeropostale, Inc. *                                        51,663   1,431,582
AnnTaylor Stores Corp. *                                   28,628   1,175,466
Best Buy Co., Inc. (a)                                     38,031   1,724,326
Circuit City Stores, Inc. (a)                              60,095   1,472,327
DSW, Inc. - Class A * (a)                                  26,711     916,989
Family Dollar Stores, Inc.                                 81,166   1,844,091
Limited Brands, Inc.                                       32,628     820,920
Nordstrom, Inc.                                            21,911     751,547
Office Depot, Inc. *                                       86,142   3,105,419
PetSmart, Inc. (a)                                         70,178   1,653,394
                                                                  -----------
                                                                   14,896,061
                                                                  -----------
ROAD & RAIL -- 1.5%
Burlington Northern Santa Fe Corp.                         22,536   1,552,956
CSX Corp.                                                  23,810   1,444,791
                                                                  -----------
                                                                    2,997,747
                                                                  -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.8%
Analog Devices, Inc.                                      118,903   3,844,134
Freescale Semiconductor, Inc. - Class B *                  88,766   2,531,606
Microchip Technology, Inc.                                 79,441   2,562,767
PMC-Sierra, Inc. * (a)                                     94,427     482,522
                                                                  -----------
                                                                    9,421,029
                                                                  -----------
SOFTWARE -- 7.8%
Amdocs, Ltd. *                                            128,417   4,658,969
BEA Systems, Inc. *                                       165,935   1,948,077
Citrix Systems, Inc. *                                     59,025   1,875,224
Electronic Arts, Inc. *                                    34,218   1,612,010
Microsoft Corp.                                           123,492   2,967,513
Red Hat, Inc. * (a)                                        73,961   1,751,396
VeriFone Holdings, Inc. * (a)                              22,119     624,862
                                                                  -----------
                                                                   15,438,051
                                                                  -----------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.7%
KDDI Corp.                                                    225   1,458,839
                                                                  -----------

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
July 31, 2006
(Percentage of Net Assets)

TRADING COMPANIES & DISTRIBUTORS -- 0.5%
WESCO International, Inc. *                               16,572 $    965,319
                                                                 ------------
Total Common Stocks (Cost $186,402,929)                           195,220,499
                                                                 ------------

                                                         PAR
SECURITY DESCRIPTION                                    AMOUNT      VALUE
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.1%
State Street Bank & Trust Co., Repurchase Agreement
  dated 07/31/06 at 2.550% to be repurchased at
  $2,298,163 on 08/01/06 collateralized by $2,195,000
  U.S. Treasury Bond at 5.500% due 08/15/28 with a
  value of $2,344,332. (Cost -- $2,298,000)           $2,298,000    2,298,000
                                                                 ------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $188,700,929#)                                            197,518,499
                                                                 ------------
Other Assets and Liabilities (net) -- 0.3%                            535,005
                                                                 ------------
TOTAL NET ASSETS -- 100.0%                                       $198,053,504
                                                                 ============

PORTFOLIO FOOTNOTES
# Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $18,294,878 and $9,477,308 respectively, resulting in a net unrealized appreciation of $8,817,570.
*   Non-income producing security
(a) A Portion or all of the security was held on loan. As of July 31, 2006, the market value of the securities loaned was $17,520,478 and the collateral received consisted of cash in the amount of $17,941,240.
ADR - American Depositary Receipt

For more information regarding the Portfolio's policy regarding the valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual report.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
July 31, 2006
(Percentage of Net Assets)

                                                              PAR
SECURITY DESCRIPTION                                         AMOUNT    VALUE
-------------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 84.8%
AEROSPACE & DEFENSE -- 0.3%
L-3 Communications Corp.
   6.125%, due 01/15/14                                     $400,000 $  385,000
   6.375%, due 10/15/15                                      245,000    236,425
                                                                     ----------
                                                                        621,425
                                                                     ----------
AIRLINES -- 0.5%
AMR Corp. 9.800%, due 10/01/21 (a)                           400,000    381,000
Calair LLC/Calair Capital Corp. 8.125%, due 04/01/08         180,000    174,150
Continental Airlines, Inc. 8.499%, due 05/01/11              504,627    495,304
                                                                     ----------
                                                                      1,050,454
                                                                     ----------
ASSET-BACKED SECURITIES -- 1.8%
Ameriquest Mortgage Securities, Inc.
   8.465%, due 02/25/33-03/25/33 (b)                          30,194     30,448
   9.135%, due 02/25/33-10/25/33 (b)                          84,000     84,306
ASSET BACKED FUNDING CORP.
   8.435%, due 12/25/32 (b)                                   27,558     28,090
   8.635%, due 12/25/32 (b)                                      858        859
ASSET BACKED SECURITIES CORP.
   9.869%, due 01/15/33 (b)                                   18,864      6,215
   9.219%, due 04/15/33 (b)                                   28,906     29,073
Bank One Issuance Trust 6.329%, due 12/15/09 (b)             334,000    335,919
CDC Mortgage Capital Trust 9.135%, due 10/25/33 (b)           12,478     12,411
Conseco Finance Securitizations Corp.
   8.480%, due 12/01/30                                        6,841      6,868
   6.910%, due 05/01/33                                        5,000      4,918
   7.360%, due 09/01/33                                        4,000      4,009
   9.400%, due 09/01/33                                        3,813          3
   6.681%, due 12/01/33                                      266,294    266,634
Consumer Credit Reference Index Securities Program 7.437%,
  due 03/22/07 (b)                                           250,000    251,758
Dunkin Securitization 8.285%, due 06/20/31 (144A) (d)        210,000    212,734
Green Tree Financial Corp. 7.860%, due 03/01/30              188,000    163,940
Green Tree Home Improvement Loan Trust 7.100%, due 01/15/21   12,157     11,916
Greenpoint Manufactured Housing 8.450%, due 06/20/31         263,202    221,614
LNR CDO, Ltd. 8.150%, due 07/24/37 (144A) (b)(d)             215,000    215,000
Madison Avenue Manufactured Housing Contract Trust 8.635%,
  due 03/25/32 (b)                                           250,000    184,167
Master Asset Backed Securities Trust 8.885%, due 12/25/32
  (b)                                                         50,000     50,265
Merrill Lynch Mortgage Investors, Inc. 9.885%, due
  11/25/33 (b)                                                33,279     33,299
Mid-State Trust 7.540%, due 02/15/36                          76,142     66,956
Morgan Stanley ABS Capital I, Inc. 9.135%, due 11/25/32 (b) 8,037 8,006 Morgan Stanley Dean Witter Capital I, Inc.
   9.060%, due 10/25/31 (b)                                   22,623     22,320
   9.135%, due 01/25/32-03/25/33 (b)                         113,190    105,722
   8.685%, due 02/25/32 (b)                                   10,456      7,402
   8.760%, due 05/25/32 (b)                                   18,855     16,736
   8.635%, due 10/25/32 (b)                                   10,247     10,068
PF Export Receivables Master Trust 6.436%, due 06/01/15
  (144A) (d)                                                 726,236    726,690
Power Receivables Finance LLC 6.290%, due 01/01/12
  (144A) (d)                                                 832,838    834,705
Structured Asset Investment Loan Trust 8.385%, due
  01/25/33 (144A) (b)                                         33,607     33,802
TIAA Commercial Real Estate Securitization 6.840%, due
  05/22/37 (144A) (e)                                        100,000     97,235
York Power Funding 12.000%, due 10/30/07
  (144A) (c)(e)(f)(g)                                         51,032          0
                                                                     ----------
                                                                      4,084,088
                                                                     ----------
AUTO COMPONENTS -- 0.6%
Commercial Vehicle Group, Inc. 8.000%, due 07/01/13          345,000    329,044

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
July 31, 2006
(Percentage of Net Assets)

Goodyear Tire & Rubber Co. (The) 9.000%,
   due 07/01/15 (a)                                     $ 1,185,000 $ 1,146,487
                                                                    -----------
                                                                      1,475,531
                                                                    -----------
BANKS -- 1.2%
ATF Bank 9.250%, due 04/12/12 (144A) (d)                    455,000     463,531
Kazkommerts International B.V. 8.000%, due 11/03/15
  (144A) (d)                                                530,000     530,000
Russian Standard Finance S.A. 7.500%, due 10/07/10
  (144A) (a)(d)                                             415,000     397,363
Sibacademfinance Plc 9.000%, due 05/12/09 (144A) (d)        700,000     702,009
Turanalem Finance B.V. 8.500%, due 02/10/15 (144A) (d)      600,000     607,500
                                                                    -----------
                                                                      2,700,403
                                                                    -----------
BEVERAGES -- 0.6%
Argentine Beverages Financial 7.375%, due 03/22/12
  (144A) (d)                                                610,000     617,625
CIA Brasileira de Bebidas 8.750%, due 09/15/13              600,000     672,000
                                                                    -----------
                                                                      1,289,625
                                                                    -----------
BUILDING MATERIALS -- 1.1%
Ainsworth Lumber Co., Ltd. 6.750%, due 03/15/14             825,000     610,500
Builders FirstSource, Inc. 9.420%, due 02/15/12 (b)         960,000     979,200
Owens Corning
   7.500%, due 05/01/05                                     137,000      89,735
   7.500%, due 08/01/18 (144A)(e)                            11,000       7,260
U.S. Concrete, Inc. 8.375%, due 04/01/14                    935,000     930,325
                                                                    -----------
                                                                      2,617,020
                                                                    -----------
BUSINESS SERVICES -- 0.0%
Lamar Media Corp. 7.250%, due 01/01/13                       80,000      79,000
                                                                    -----------
CHEMICALS -- 2.3%
Basell Finance Co. B.V. 8.100%, due 03/15/27 (144A) (d)     295,000     271,400
Crystal U.S. Holdings 3 LLC, Series B 0.000%/ 10.500%,
  due 10/01/14 (h)                                        1,381,000   1,084,085
Ineos Group Holdings Plc 7.875%, due 02/15/16
  (144A) (d)                                                340,000     406,837
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (d)             1,005,000   1,045,200
LPG International, Inc. 7.250%, due 12/20/15              1,150,000   1,118,375
Lyondell Chemical Co. 9.500%, due 12/15/08 (a)               18,000      18,585
Millennium America, Inc. 9.250%, due 06/15/08                30,000      30,825
Nell AF SARL 8.375%, due 08/15/15 (144A) (d)                430,000     561,179
Phibro Animal Health Corp. 10.000%, due 08/01/13            580,000     587,250
Sterling Chemicals, Inc. 10.000%, due 12/19/07 (i)           27,275      26,184
                                                                    -----------
                                                                      5,149,920
                                                                    -----------
COAL -- 0.4%
Adaro Finance B.V. 8.500%, due 12/08/10 (144A) (d)        1,000,000   1,005,000
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%
CS First Boston Mortgage Securities Corp. 6.122%, due
  04/15/37 (144A) (e)                                        70,000      69,801
Global Signal Trust
   6.376%, due 12/15/14                                     560,000     553,782
   7.036%, due 02/15/36                                     275,000     276,766
Rural Housing Trust 6.330%, due 04/01/26                     10,080       9,972
Sasco Net Interest Margin Trust 0.000%, due 05/27/33
  (144A) (e)                                                 47,114         471
                                                                    -----------
                                                                        910,792
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
Dollar Financial Group 9.750%, due 11/15/11 (a)             463,000     498,882
HydroChem Industrial Services, Inc. 9.250%, due
  02/15/13 (144A) (d)                                       660,000     648,450
Rural/Metro Corp. 9.875%, due 03/15/15                      555,000     571,650
                                                                    -----------
                                                                      1,718,982
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.4%
Dycom Industries, Inc. 8.125%, due 10/15/15                 930,000     939,300
                                                                    -----------

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
July 31, 2006
(Percentage of Net Assets)

CONTAINERS & PACKAGING -- 0.4%
AEP Industries, Inc. 7.875%, due 03/15/13                 $  452,000 $  454,260
Graham Packaging Co., Inc. 9.875%, due 10/15/14 (a)          480,000    469,200
                                                                     ----------
                                                                        923,460
                                                                     ----------
ELECTRIC UTILITIES -- 1.1%
AES Corp. 8.750%, due 06/15/08 (a)                             7,000      7,297
Empresa Electrica Guacolda S.A. (CS First Boston)
  8.625%, due 04/30/13 (144A) (d)                            316,000    344,069
Kiowa Power Partners LLC 5.737%, due 03/30/21 (144A) (d)     650,000    611,798
Mission Energy Holding Co. 13.500%, due 07/15/08              30,000     33,675
MSW Energy Holdings II LLC/MSW Energy Finance Co. II,
  Inc. 7.375%, due 09/01/10                                  600,000    603,000
Reliant Energy, Inc. 6.750%, due 12/15/14                    165,000    155,100
Sierra Pacific Power Co. 8.000%, due 06/01/08                  5,000      5,177
VeraSun Energy 9.875%, due 12/15/12 (144A) (d)               500,000    535,000
Westar Energy, Inc. 7.125%, due 08/01/09                     110,000    114,281
                                                                     ----------
                                                                      2,409,397
                                                                     ----------
ELECTRONICS -- 0.0%
Legrand S.A. 8.500%, due 02/15/25                             20,000     22,900
Telex Communications Intermediate Holdings, Inc.
  13.000%, due 01/15/09 (144A) (e)                            27,659     20,744
                                                                     ----------
                                                                         43,644
                                                                     ----------
ENERGY -- 0.9%
Atlas Pipeline Partners, L.P. 8.125%, due 12/15/15
  (144A) (d)                                                 230,000    232,875
Copano Energy LLC 8.125%, due 03/01/16 (144A) (d)            250,000    252,500
SemGroup LP 8.750%, due 11/15/15 (144A) (d)                  465,000    469,650
Southern Star Central Corp. 6.750%, due 03/01/16
  (144A) (d)                                                 160,000    157,000
Targa Resources, Inc. 8.500%, due 11/01/13 (144A) (d)        265,000    261,025
TransMontaigne, Inc. 9.125%, due 06/01/10                    550,000    587,125
Williams Cos., Inc. 6.500%, due 12/01/08                      50,000     50,017
                                                                     ----------
                                                                      2,010,192
                                                                     ----------
ENTERTAINMENT & LEISURE -- 0.4%
Capitol Records, Inc. 8.375%, due 08/15/09 (144A) (e)         65,000     68,575
EMI Group Plc 8.250%/ 9.750%, due 05/20/08 (h)                20,000     39,981
Lottomatica SpA 8.250%, due 03/31/66 (144A) (b)(d)           695,000    888,208
                                                                     ----------
                                                                        996,764
                                                                     ----------
ENVIRONMENTAL SERVICES -- 0.2%
Clean Harbors, Inc. 11.250%, due 07/15/12                    309,000    349,170
                                                                     ----------
FINANCIAL--DIVERSIFIED -- 3.4%
Alamosa Delaware, Inc. 11.000%, due 07/31/10                  90,000     98,775
Arch Western Financial LLC 6.750%, due 07/01/13               20,000     19,150
Bombardier Capital, Inc. 7.090%, due 03/30/07                650,000    653,250
C&M Finance, Ltd. 8.100%, due 02/01/16 (144A) (d)          1,340,000  1,272,102
CCSA Finance, Ltd. 7.875%, due 05/17/16 (144A) (d)           580,000    569,850
E*TRADE Financial Corp. 8.000%, due 06/15/11                 315,000    325,237
Ford Motor Credit Co. 5.700%, due 01/15/10                   990,000    887,686
Glencore Funding LLC 6.000%, due 04/15/14 (144A) (d)       1,010,000    940,812
Noble Group, Ltd. 6.625%, due 03/17/15 (144A) (d)          1,550,000  1,335,652
SLM Corp. 4.040%, due 07/25/14 (b)                           775,000    710,838
TNK-BP Finance S.A. 7.500%, due 07/18/16                     850,000    861,002
                                                                     ----------
                                                                      7,674,354
                                                                     ----------
FOOD PRODUCTS -- 0.1%
Eagle Family Foods, Inc., Series B 8.750%, due 01/15/08       10,000      7,950
Nutro Products, Inc. 9.230%, due 10/15/13 (144A) (b)(d)      320,000    329,600
                                                                     ----------
                                                                        337,550
                                                                     ----------

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
July 31, 2006
(Percentage of Net Assets)

HEALTH CARE PROVIDERS & SERVICES -- 0.0%
HCA, Inc.
   7.190%, due 11/15/15                                   $   10,000 $    8,300
   8.360%, due 04/15/24                                       50,000     40,930
   7.690%, due 06/15/25                                       50,000     39,716
Multicare Cos., Inc. 9.000%, due 08/01/07 (144A) (c)(e)      330,000      2,310
                                                                     ----------
                                                                         91,256
                                                                     ----------
HOMEBUILDERS -- 1.3%
Beazer Homes USA, Inc. 8.625%, due 05/15/11                   85,000     84,787
Desarrolladora Homex S.A. de C.V. 7.500%,
   due 09/28/15 (a)                                          950,000    926,250
K. Hovnanian Enterprises, Inc. 7.750%, due 05/15/13           30,000     27,075
Meritage Homes Corp. 6.250%, due 03/15/15                    540,000    446,850
Technical Olympic USA, Inc.
   9.000%, due 07/01/10                                       20,000     18,700
   10.375%, due 07/01/12                                      20,000     17,500
Urbi Desarrollos Urbanos S.A. de C.V. 8.500%, due
  04/19/16 (144A) (d)                                        540,000    556,200
WCI Communities, Inc.
   7.875%, due 10/01/13                                      460,000    397,900
   6.625%, due 03/15/15 (a)                                  705,000    567,525
                                                                     ----------
                                                                      3,042,787
                                                                     ----------
HOTELS, RESTAURANTS & LEISURE -- 0.5%
Galaxy Entertainment Finance Co., Ltd. 9.875%, due
  12/15/12 (144A) (d)                                        375,000    393,750
Trump Entertainment Resorts, Inc. 8.500%,
   due 06/01/15 (a)                                          825,000    796,125
                                                                     ----------
                                                                      1,189,875
                                                                     ----------
INDUSTRIAL - DIVERSIFIED -- 0.3%
Invensys Plc 6.500%, due 01/15/10 (144A) (d)                  25,000     25,565
Park--Ohio Industries, Inc. 8.375%, due 11/15/14             850,000    769,250
                                                                     ----------
                                                                        794,815
                                                                     ----------
INSURANCE -- 2.9%
Conseco, Inc.
   7.620%, due 08/09/06 (c)(f)                                80,000          0
   9.500%, due 10/15/06 (c)(f)                                40,000          0
Hanover Insurance Group, Inc. 7.625%, due 10/15/25 (a)     1,000,000  1,014,395
Kingsway America, Inc. 7.500%, due 02/01/14                1,030,000  1,031,712
Odyssey Re Holdings Corp. 7.650%, due 11/01/13               810,000    771,985
Ohio Casualty Corp. 7.300%, due 06/15/14                     850,000    881,027
Platinum Underwriters Finance, Inc. 7.500%,
   due 06/01/17 (a)                                        1,305,000  1,296,701
Presidential Life Corp. 7.875%, due 02/15/09               1,075,000  1,075,000
Provident Cos., Inc. 7.000%, due 07/15/18                    500,000    491,500
                                                                     ----------
                                                                      6,562,320
                                                                     ----------
MACHINERY -- 0.2%
Gardner Denver, Inc. 8.000%, due 05/01/13                    400,000    420,000
JLG Industries, Inc. 8.375%, due 06/15/12 (a)                 60,000     63,900
                                                                     ----------
                                                                        483,900
                                                                     ----------
MEDIA -- 1.0%
CanWest Media, Inc. 8.000%, due 09/15/12                         879        862
Corp. Interamericana de Entretenimiento S.A. 8.875%, due
  06/14/15 (144A) (d)                                      1,050,000  1,002,750
CSC Holdings, Inc. 7.875%, due 12/15/07                       47,000     47,881
Kabel Deutschland GMBH 10.625%, due 07/01/14 (144A) (d)    1,050,000  1,118,250
Pegasus Communications Corp. 9.750%, due 12/01/06             20,000      2,275
                                                                     ----------
                                                                      2,172,018
                                                                     ----------
METALS & MINING -- 1.9%
American Rock Salt Co. LLC 9.500%, due 03/15/14              280,000    288,400
Asia Aluminum Holdings, Ltd. 8.000%, due 12/23/11
  (144A) (a)(d)                                            1,105,000  1,038,700

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
July 31, 2006
(Percentage of Net Assets)

Compass Minerals International, Inc.
   0.000%/12.750%, due 12/15/12 (h)                      $    60,000 $   57,900
   Series B 0.000%/12.000%, due 06/01/13 (h)                  90,000     83,250
Doe Run Resources Corp. 11.750%, due 11/01/08 (144A) (e)       8,491      7,833
Novelis, Inc. 7.250%, due 02/15/15 (144A) (d)                400,000    389,000
Steel Dynamics, Inc. 9.500%, due 03/15/09 (a)                155,000    160,619
Vale Overseas, Ltd.
   6.250%, due 01/11/16                                      270,000    267,570
   8.250%, due 01/17/34                                    1,100,000  1,248,500
Vedanta Resources Plc 6.625%, due 02/22/10 (144A) (d)        840,000    805,047
Wheeling-Pittsburgh Corp.
   6.000%, due 08/01/10                                        4,658      3,214
   5.000%, due 08/01/11                                        8,218      7,088
                                                                     ----------
                                                                      4,357,121
                                                                     ----------
OFFICE FURNISHING & SUPPLIES -- 0.2%
Xerox Corp.
   9.750%, due 01/15/09                                      100,000    108,000
   9.750%, due 01/15/09                                       35,000     49,542
   7.125%, due 06/15/10                                      245,000    249,900
                                                                     ----------
                                                                        407,442
                                                                     ----------
OIL & GAS -- 4.1%
AKer Kvaerner ASA
   0.000%/5.000%, due 10/30/11 (h)(NOK)                   10,925,000  1,759,752
   0.000%/5.000%, due 10/30/11 (h)                            50,000     48,625
Baytex Energy, Ltd. 9.625%, due 07/15/10 (a)               1,000,000  1,052,500
Compton Petroleum Finance Corp. 7.625%, due 12/01/13       1,065,000  1,030,387
DDI Holdings A.S. 9.300%, due 01/19/12                     1,000,000  1,027,500
Gazprom International S.A. 7.201%, due 02/01/20
  (144A) (d)                                               1,200,000  1,248,000
Harvest Operations Corp. 7.875%, due 10/15/11                490,000    471,625
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16          250,000    256,250
Pemex Project Funding Master Trust
   7.375%, due 12/15/14                                      200,000    214,006
   8.625%, due 02/01/22                                       90,000    105,188
Petroquest Energy, Inc. 10.375%, due 05/15/12                440,000    458,700
Quicksilver Resources, Inc. 7.125%, due 04/01/16             675,000    641,250
Seven Seas Petroleum, Inc. 12.500%, due 05/15/05
  (c)(f)(g)                                                   60,000          0
Stone Energy Corp. 8.250%, due 12/15/11                       80,000     82,200
Williams Clayton Energy, Inc. 7.750%, due 08/01/13           890,000    832,150
XCL, Ltd. 13.500%, due 05/01/04 (144A) (c)(e)(f)(g)           80,000          0
XTO Energy, Inc. 6.250%, due 04/15/13                         30,000     30,407
                                                                     ----------
                                                                      9,258,540
                                                                     ----------
PAPER & FOREST PRODUCTS -- 0.5%
Abitibi Consolidated, Inc. 7.875%, due 08/01/09                1,000        970
Bowater, Inc. 6.500%, due 06/15/13 (a)                       950,000    836,000
Louisiana-Pacific Corp. 8.875%, due 08/15/10                  10,000     10,967
Sino-Forest Corp. 9.125%, due 08/17/11 (144A) (a)(d)         285,000    295,687
Tembec Industries, Inc. 7.750%, due 03/15/12 (a)              20,000     10,075
                                                                     ----------
                                                                      1,153,699
                                                                     ----------
PHARMACEUTICALS -- 0.9%
Angiotech Pharmaceuticals, Inc. 7.750%, due 04/01/14
  (144A) (d)                                               1,120,000  1,089,200
Par Pharmaceutical Cos, Inc. 2.875%, due 09/30/10 (a)        200,000    177,750
Warner Chilcott Corp. 8.750%, due 02/01/15                   715,000    713,212
                                                                     ----------
                                                                      1,980,162
                                                                     ----------

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
July 31, 2006
(Percentage of Net Assets)

PUBLISHING -- 0.3%
Sheridan Group, Inc. (The) 10.250%, due 08/15/11          $  620,000 $  629,300
                                                                     ----------
REAL ESTATE -- 1.0%
B.F. Saul (REIT) 7.500%, due 03/01/14                        470,000    484,100
Crescent Real Estate Equities LP (REIT) 9.250%,
   due 04/15/09                                              210,000    217,612
Forest City Enterprises, Inc. 7.625%, due 06/01/15            60,000     60,600
Trustreet Properties, Inc. (REIT) 7.500%, due 04/01/15     1,075,000  1,069,625
Ventas Realty LP/Ventas Capital Corp. 7.125%,
   due 06/01/15                                              350,000    352,625
                                                                     ----------
                                                                      2,184,562
                                                                     ----------
RETAIL - MULTILINE -- 0.7%
Autonation, Inc. 7.000%, due 04/15/14 (144A) (d)             410,000    407,950
Brown Shoe Co., Inc. 8.750%, due 05/01/12                    477,000    488,925
Duane Reade, Inc. 9.829%, due 12/15/10 (a)                   325,000    322,562
GSC Holdings Corp. 8.000%, due 10/01/12 (a)                  285,000    290,700
                                                                     ----------
                                                                      1,510,137
                                                                     ----------
SAVINGS & LOANS -- 0.0%
Western Financial Bank 9.625%, due 05/15/12                   90,000     99,369
                                                                     ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.2%
Chartered Semiconductor Manufacturing, Ltd. 6.375%,
   due 08/03/15                                              495,000    477,823
                                                                     ----------
SOFTWARE -- 0.0%
Globix Corp. 11.000%, due 05/01/08                            26,420     25,826
                                                                     ----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.9%
Anixter, Inc. 5.950%, due 03/01/15                         1,374,000  1,274,385
COLO.COM, Inc. 13.875%, due 03/15/10 (144A) (c)(e)(f)(g)     181,448          0
Colt Telecom Group Plc 7.625%, due 12/15/09                   15,000     19,672
Corning, Inc. 5.900%, due 03/15/14 (a)                       700,000    702,561
Digicel, Ltd. 9.250%, due 09/01/12 (144A) (d)                235,000    246,162
Embarq Corp. 7.082%, due 06/01/16                            430,000    433,509
Insight Midwest LP/Insight Capital, Inc. 9.750%, due
  10/01/09                                                    15,000     15,338
Mobile TeleSystems 8.375%, due 10/14/10 (144A) (d)           360,000    369,180
Stratos Global Corp. 9.875%, due 02/15/13 (144A) (d)         725,000    634,375
Tele Norte Celular Participacoes S.A. 8.000%, due
  12/18/13                                                   126,000    132,930
Zeus Special Subsidiary, Ltd. 0.000%/ 9.250%, due
  02/01/15 (144A) (d)(h)                                     810,000    552,825
                                                                     ----------
                                                                      4,380,937
                                                                     ----------
TRANSPORTATION -- 0.8%
CMA CGM S.A. 7.250%, due 02/01/13 (144A) (d)                 635,000    602,574
Groupo Transportacion Ferroviaria Mexicana, S.A. de C.V.
  9.375%, due 05/01/12                                       110,000    117,425
Stena AB 7.000%, due 12/01/16 (a)                          1,000,000    935,000
Trailer Bridge, Inc. 9.250%, due 11/15/11                    100,000    101,750
                                                                     ----------
                                                                      1,756,749
                                                                     ----------
TRUCKING & LEASING -- 0.4%
Greenbrier Cos., Inc. 8.375%, due 05/15/15                   860,000    878,275
                                                                     ----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 47.6%
Federal Home Loan Mortgage Corp.
   2.281%, due 01/15/17 (b)                                  250,085     12,224
   4.500%, due 07/01/20-04/01/35                           3,277,466  3,075,614
   2.781%, due 03/15/21 (b)                                    6,666         88
   0.000%, due 06/15/30 (k)                                   36,624     28,318
   6.000%, due 12/01/31-10/01/35                           4,820,201  4,545,123
   2.631%, due 03/15/32 (b)                                  195,331     16,609
   5.500%, due 03/15/32-01/01/35                           2,383,987  2,142,788
   5.000%, due 05/01/34-06/01/36                           3,958,505  3,746,737
STRIPS 0.837%, due 06/01/31 (k)                               40,733     32,482

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
July 31, 2006
(Percentage of Net Assets)

Federal National Mortgage Association
   6.375%, due 08/15/07                                $ 1,350,000 $  1,034,507
   6.000%, due 12/25/15-03/01/36                         1,400,161    1,074,140
   5.000%, due 03/25/17-06/01/35                         4,143,935    3,592,078
   2.315%, due 03/25/18 (b)                                446,151       28,591
   4.500%, due 11/01/18-07/01/35                         4,297,858    4,040,457
   5.500%, due 12/01/18-06/01/36                         6,074,702    5,914,949
   4.175%, due 09/17/29 (k)                                 18,768       15,330
   7.500%, due 01/01/30-01/25/42                           530,148      546,749
   7.000%, due 11/25/31-12/25/41                             5,536        5,664
   1.715%, due 01/25/32 (b)                                786,495       39,198
   2.715%, due 03/25/32 (b)                                182,170       15,075
   2.615%, due 09/25/32-10/25/32 (b)                       163,354       13,148
   1.615%, due 02/25/33 (b)                              1,045,339       59,689
STRIPS 5.500%, due 01/01/33                                515,949      132,875
Government National Mortgage Association
   5.000%, due 10/15/18-06/15/35                         4,869,052    4,658,906
   5.500%, due 08/15/19-02/15/36                         8,372,705    8,219,984
   6.000%, due 02/15/24-07/15/36                         3,125,951    3,130,131
   6.500%, due 11/15/32                                     17,183       17,520
   4.500%, due 09/15/33-03/15/36                        12,887,549   11,964,577
U.S. Treasury Bonds
   7.250%, due 05/15/16 (a)                              3,410,000    3,992,899
   6.250%, due 08/15/23 (a)                              3,060,000    3,427,442
   5.500%, due 08/15/28 (a)                              2,055,000    2,146,513
   5.250%, due 11/15/28 (a)                              3,270,000    3,311,643
U.S. Treasury Inflation Index Notes
   3.500%, due 01/15/11 (a)                              1,477,404    1,549,254
   3.375%, due 01/15/12 (a)                              2,269,097    2,386,276
   2.000%, due 01/15/16 (a)                              1,208,818    1,166,841
U.S. Treasury Notes
   3.750%, due 03/31/07 (a)                                415,000      411,320
   4.000%, due 08/31/07-02/15/15 (a)                     5,590,000    5,316,696
   4.375%, due 12/15/10 (a)                              2,200,000    2,154,885
   4.250%, due 01/15/11-08/15/15 (a)                     4,100,000    3,940,979
   5.000%, due 02/15/11 (a)                              4,200,000    4,221,496
   4.875%, due 02/15/12 (a)                                745,000      744,215
   3.000%, due 07/15/12 (a)                              3,023,498    3,127,313
   4.125%, due 05/15/15 (a)                                900,000      846,914
   1.875%, due 07/15/15 (a)                              5,319,050    5,093,618
U.S. Treasury Strips
   3.926%, due 08/15/10 (a)(k)                           1,000,000      825,331
   3.603%, due 05/15/13 (k)                              1,500,000    1,076,988
   3.657%, due 11/15/13 (a)(k)                           6,680,000    4,677,249
                                                                   ------------
                                                                    108,521,423
                                                                   ------------
UTILITIES -- 1.2%
Caithness Coso Funding Corp. 6.263%, due 06/15/14
  (144A) (d)                                               896,458      887,435
FPL Energy American Wind LLC 6.639%, due 06/20/23
  (144A) (d)                                               660,800      668,817
FPL Energy Wind Funding LLC 6.876%, due 06/27/17
  (144A) (d)                                               245,520      247,975
Northeast Utilities, Series A 8.580%, due 12/01/06              10           10
Ormat Funding Corp. 8.250%, due 12/30/20                   940,482      944,009
Tiverton Power Associates LP/Rumford Power Associates
  LP 9.000%, due 07/15/18 (144A) (d)(f)                     99,337       93,874
                                                                   ------------
                                                                      2,842,120
                                                                   ------------
Total Domestic Bonds & Debt Securities
  (Cost $196,565,343)                                               193,186,527
                                                                   ------------

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
July 31, 2006
(Percentage of Net Assets)

CONVERTIBLE BONDS -- 0.0%
SOFTWARE -- 0.0%
Cybernet Internet Services International, Inc.
  13.000%, due 08/15/09 (144A) (c)(e)(f)(g)
  (Cost -- $440,057)                                    $    440,000 $        0
                                                                     ----------
MUNICIPALS -- 1.4%
IOWA -- 0.5%
Tobacco Settlement Authority, Tobacco Settlements
  Asset-Backed Bonds 5.600%, due 06/01/35                  1,130,000  1,221,033
                                                                     ----------
LOUISIANA -- 0.2%
Tobacco Settlement Funding Corp., LA Tobacco
  Settlements Asset Backed Bonds 5.875%, due 05/15/39        300,000    315,321
                                                                     ----------
MASSACHUSETTS -- 0.1%
Massachusetts Health & Educational Facilities
  Authority 6.142%, due 07/27/06 (144A) (b)(d)               275,000    291,016
                                                                     ----------
NEW JERSEY -- 0.4%
New Jersey Economic Development Authority, Special
  Facilities Revenue, Continental Airlines, Inc.
  Project 6.250%, due 09/15/29                               430,000    440,367
Tobacco Settlement Financing Corp., NJ Tobacco
  Settlement Asset-Backed Bonds 7.000%, due 06/01/41         440,000    499,862
                                                                     ----------
                                                                        940,229
                                                                     ----------
TEXAS -- 0.1%
City of San Antonio TX Electric & Gas 1.000% (144A) (d)      210,000    210,000
                                                                     ----------
WASHINGTON -- 0.1%
Tobacco Settlement Authority, WA Tobacco Settlement
  Asset-Backed Bonds 6.625%, due 06/01/32                    220,000    241,243
                                                                     ----------
Total Municipals (Cost $2,702,655)                                    3,218,842
                                                                     ----------
FOREIGN BONDS & DEBT SECURITIES -- 6.9%
BRAZIL -- 0.2%
Banco Nacional de Desenvolvimento Economico e Social
  10.250%/9.750%, due 04/28/10 (j)(l)                    550,000,000    394,997
                                                                     ----------
CANADA -- 1.1%
Government of Canada 5.500%, due 06/01/10                    330,000    305,271
Province of Ontario 5.500%, due 04/23/13                   3,000,000  2,196,785
                                                                     ----------
                                                                      2,502,056
                                                                     ----------
COLOMBIA -- 0.5%
Republic of Colombia
   9.750%, due 04/23/09 (a)                                   50,000     54,625
   9.750%, due 04/09/11                                      564,372    617,988
   10.750%, due 01/15/13                                     485,000    586,365
                                                                     ----------
                                                                      1,258,978
                                                                     ----------
MEXICO -- 0.0%
United Mexican States 7.500%, due 01/14/12 (a)                84,000     90,804
                                                                     ----------
NETHERLANDS -- 0.1%
Kingdom of the Netherlands 5.000%, due 07/15/12              130,000    176,682
                                                                     ----------
NORWAY -- 1.5%
Government of Norway
   6.750%, due 01/15/07                                    8,045,000  1,325,140
   5.500%, due 05/15/09                                    2,200,000    371,708
   6.000%, due 05/16/11                                    9,460,000  1,660,802
                                                                     ----------
                                                                      3,357,650
                                                                     ----------
PERU -- 0.1%
Republic of Peru
   5.000%, due 03/07/17 (b)                                  209,350    206,210

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
July 31, 2006
(Percentage of Net Assets)

FLIRB Bonds 5.000%, due 03/07/17 (144A) (d)             $   111,550 $   109,319
                                                                    -----------
                                                                        315,529
                                                                    -----------
RUSSIA -- 0.6%
Russian Federation
   8.250%, due 03/31/10 (144A)(d)                            53,334      55,739
   5.000%, due 03/31/30 (144A)(d)                         1,197,500   1,305,993
                                                                    -----------
                                                                      1,361,732
                                                                    -----------
SWEDEN -- 1.8%
Kingdom of Sweden
   5.250%, due 03/15/11                                  14,240,000   2,106,758
   5.500%, due 10/08/12                                  12,740,000   1,935,326
                                                                    -----------
                                                                      4,042,084
                                                                    -----------
UKRAINE -- 0.0%
Republic of Ukraine 11.000%, due 03/15/07 (144A) (d)         17,736      18,050
                                                                    -----------
UNITED KINGDOM -- 1.0%
United Kingdom Treasury Bond 4.750%, due 06/07/10         1,190,000   2,226,545
                                                                    -----------
Total Foreign Bonds & Debt Securities
  (Cost $13,730,945)                                                 15,745,107
                                                                    -----------

                                                          SHARES       VALUE
                                                        ----------- -----------
ESCROWED SHARES -- 0.0%
Vlasic Foods International, Inc. 0.000%, due 01/01/49
  (144A) (c)(e) (Cost -- $0)                                190,660       6,902
                                                                    -----------
LOAN PARTICIPATION -- 0.0%
Olympus Cable Holdings LLC (First Union Securities,
  Inc. / The Bank of Nova Scotia) 4.798%, due 09/30/10
  (144A) (d) (Cost -- $31,179)                               36,164      34,446
                                                                    -----------
COMMON STOCKS -- 0.3%
AIRLINES -- 0.0%
UAL Corp. *(a)                                                  490      12,809
US Airways Group, Inc.--Class A (144A) *(c)(e)                   25           0
US Airways Group, Inc., Liquidating Trust, CBI *(c)          37,803         756
US Airways Group, Inc., Liquidating Trust, CBI *(c)          37,803         756
US Airways Group, Inc., Liquidating Trust, CBI *(c)          37,803         756
US Airways Group, Inc., Liquidating Trust, CBI *(c)          37,803         756
US Airways Group, Inc., Liquidating Trust, CBI *(c)          37,802         756
US Airways Group, Inc., Liquidating Trust, CBI *(c)          37,802         756
US Airways Group, Inc., Liquidating Trust, CBI *(c)          37,802         756
US Airways Group, Inc., Liquidating Trust, CBI *(c)          37,802         756
US Airways Group, Inc., Liquidating Trust, CBI *(c)          37,802         756
                                                                    -----------
                                                                         19,613
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
Loewen Group, Inc. (144A) (c)(e)(g)                          20,000           2
Polymer Group, Inc.--Class A *(a)                               136       3,222
                                                                    -----------
                                                                          3,224
                                                                    -----------
FINANCE - DIVERSIFIED -- 0.0%
Outsourcing Solutions, Inc. (144A) (c)(e)                       246       1,047
                                                                    -----------
FOOD PRODUCTS -- 0.0%
Archibald Candy Corp. (144A) (c)(e)(g)                          308         878
Aurora Foods, Inc. (144A) (c)(d)(g)                           2,833           0
Premium Standard Farms, Inc.                                  3,194      53,978
                                                                    -----------
                                                                         54,856
                                                                    -----------
INSURANCE -- 0.1%
Conseco, Inc. *(a)                                            5,666 $   129,185

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
July 31, 2006
(Percentage of Net Assets)

Leucadia National Corp. (a)                                         26      716
                                                                       --------
                                                                        129,901
                                                                       --------
IT CONSULTING & SERVICES -- 0.0%
Comdisco Holding Co., Inc. *(a)                                     83    1,268
                                                                       --------
MEDIA -- 0.0%
Knology, Inc. (144A) *(e)(g)                                        49      497
                                                                       --------
OIL & GAS -- 0.0%
New XCL-China LLC - Class C (c)(g)                                  79   11,123
Sterling Chemicals, Inc. *                                          35      487
York Research (144A) (c)(e)(g)                                     337        0
                                                                       --------
                                                                         11,610
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
Cincinnati Bell, Inc. *(a)                                          35      140
Covad Communications Group, Inc. *(a)                               10       16
Ionex Communications, Inc. (144A) (c)(d)                           176        0
                                                                       --------
                                                                            156
                                                                       --------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.2%
Dobson Communications Corp. - Class A *                         15,125  101,489
iPCS, Inc. *(a)                                                  5,531  257,800
USA Mobility, Inc. *(a)                                              4       69
                                                                       --------
                                                                        359,358
                                                                       --------
Total Common Stocks (Cost $657,609)                                     581,530
                                                                       --------
PREFERRED STOCKS -- 0.0%
AIRLINES -- 0.0%
US Airways Group, Inc. - Class A (144A) (c)(e)(g)                   16        0
                                                                       --------
MEDIA -- 0.0%
PTV, Inc., Series A, 10.000%, due 01/10/23                           1        3
                                                                       --------
Total Preferred Stocks (Cost $0)                                              3
                                                                       --------
CONVERTIBLE PREFERRED STOCKS -- 0.0%
COMMUNICATIONS EQUIPMENT -- 0.0%
Telex Communications, Inc. (144A) (b)(c)(e)                      1,417       14
                                                                       --------
METALS & MINING -- 0.0%
LTV Corp. 8.250% (144A) (c)(e)(f)                                7,000        0
Weirton Steel Corp., Series C 0.000% (c)(f)(k)                     180        0
                                                                       --------
                                                                              0
                                                                       --------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
Dobson Communications Corp. 6.000%, due 08/19/16 (144A) (d)        259   41,893
                                                                       --------
Total Convertible Preferred Stocks (Cost $406,371)                       41,907
                                                                       --------
RIGHTS -- 0.0%
FOREIGN GOVERNMENT -- 0.0%
United Mexican States Value Recovery of Rights 0.000%,
  due 06/30/07 (Cost -- $0)                                    250,000    6,625
                                                                       --------
WARRANTS -- 0.1%
AIRLINES -- 0.0%
US Airways Group, Inc.--Class A1, Expire 4/15/08 *(c)(e)(g)         16 $      0
                                                                       --------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
AGY Holding Corp., Non-Expiring *(c)(g)                             27        0
MDP Acquisitions PLC Corp.                                          42      856
                                                                       --------
                                                                            856
                                                                       --------
COMMUNICATIONS EQUIPMENT & SERVICES -- 0.1%
American Tower Corp., Expire 8/1/08 (144A)*(d)                     140   66,907

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
July 31, 2006
(Percentage of Net Assets)

COLO.COM, Inc., Expire 3/15/10, (144A) *(c)(e)(g)             220             0
KMC Telecom Holdings, Inc., Expire 4/15/08 *(c)(g)            250             0
Startec Global Communications Corp., Expire 5/15/08
  (144A)*(c)(e)(g)                                            170             0
                                                                  -------------
                                                                         66,907
                                                                  -------------
CONTAINERS & PACKAGING -- 0.0%
Pliant Corp. (144A)*(c)(e)(g)                                  90             1
                                                                  -------------
FINANCIAL - DIVERSIFIED -- 0.0%
ContiFinancial Corp., Liquidating Trust, Units of
  Interest (Represents interest in a trust in the
  liquidation of ContiFinancial Corp. and its
  affiliates) *(c)                                        845,262         1,056
Mediq Inc., Expire 6/1/09 (144A)*(c)(e)(g)                    110             0
                                                                  -------------
                                                                          1,056
                                                                  -------------
FOOD PRODUCTS -- 0.0%
TravelCenters of America, Inc., Expire 5/1/09
  (144A) *(c)(e)(g)                                           750         4,125
                                                                  -------------
FOREIGN GOVERNMENT -- 0.0%
Republic of Venezuela, Expire 4/15/20 (144A) (e)            1,700        57,800
                                                                  -------------
HOTELS, RESTAURANTS & LEISURE -- 0.0%
Mikohn Gaming Corp., Expire 8/15/08 (144A) *(c)(d)(g)          70             1
                                                                  -------------
INDUSTRIAL - DIVERSIFIED -- 0.0%
Dayton Superior Corp., Expire 6/15/09 (144A)(c)(e)(g)         210             0
Solutia, Inc., Expire 7/15/09 (144A)(c)(e)(g)                  18             0
                                                                  -------------
                                                                              0
                                                                  -------------
MEDIA -- 0.0%
Knology Holdings, Inc., Expire 10/22/07
  (144A)(c)(e)(g)                                             215             0
XM Satellite Radio Holdings, Inc., Expire 3/15/10
  (144A)*(c)(e)                                               100         6,451
                                                                  -------------
                                                                          6,451
                                                                  -------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.0%
UbiquiTel, Inc., Expire 4/15/10 (144A)(c)(e)(g)               310             3
                                                                  -------------
TRANSPORTATION INFRASTRUCTURE -- 0.0%
Atlantic Express Transportation Corp. Expires 4/15/05
  (144A)(e)                                                   525         1,050
                                                                  -------------
Total Warrants (Cost $76,432)                                           138,250
                                                                  -------------
SHORT-TERM INVESTMENT -- 1.6%
State Street Bank & Trust Co., Repurchase Agreement
  dated 07/31/06 at 2.550% to be repurchased at
  $3,682,261 on 08/01/06 collateralized by $3,395,000
  FNMA at 6.250% due 05/15/29 with a value of
  $3,757,016. (Cost -- $3,682,000)                     $3,682,000     3,682,000
                                                                  -------------
TOTAL INVESTMENTS -- 95.1% (Cost $218,292,591 #)                    216,642,139
                                                                  -------------
Other Assets and Liabilities (net) -- 4.9%                           11,232,821
                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $ 227,874,960
                                                                  =============

Portfolio Footnotes

# Aggregate unrealized appreciation and depreciation, based on cost for federal tax purposes, are $5,516,313 and $7,166,765 respectively, resulting in a net unrealized depreciation of $1,650,452
* Non-income producing security.
(a)All or a portion of the security was out on loan. As of July 31, 2006, the market value of the securities loaned was $53,892,661 and the collateral received consisted of cash in the amount of $54,996,832.
(b)Variable or floating rate security. The stated rate represents the rate at July 31, 2006
(c)Security valued in good faith at fair value as determined by or under the direction of the Board of Trustees.
(d)Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.
(e)Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser.
(f)Security is in default.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
July 31, 2006
(Percentage of Net Assets)

(g)Illiquid securities representing in the aggregate 0.03% of net assets.
(h)Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(i)Payment-in-kind security for which part of the income earned may be paid as additional principal.
(j)Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(k)Zero coupon bond - Interest rate represents current yield to maturity.
(l)Par shown in Italian Lira. Issue has not redenominated into Euro Dollar. FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust
STRIPS - Separate trading of registered interest and principal of securities NOK - Norwegian Krone

For more information regarding the Portfolio's policy regarding the valuation of the investments and other significant accounting policies; please refer to the Portfolio's most recent semi-annual report.

--------------------------------------------------------------------------------

Forward Foreign Currency Contracts to Sell:

                                         VALUE AT    IN EXCHANGE NET UNREALIZED
SETTLEMENT DATE   CONTRACTS TO DELIVER JULY 31, 2006  FOR U.S.$   DEPRECIATION
---------------   -------------------- ------------- ----------- --------------
    8/7/2006      1,190,000     GBP     $2,223,639    2,200,031     $(23,608)
                                                                    --------
                                                                    $(23,608)
                                                                    ========

GBP - British Pound

--------------------------------------------------------------------------------

The following table summarizes the credit composition of the portfolio holdings of the Pioneer Strategic Income Portfolio at July 31, 2006, based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                    PERCENT OF
                                                                     PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY                             (UNAUDITED)
---------------------------------------                             -----------
AAA/Government/Government Agency                                       56.52%
AA                                                                      1.15
A                                                                       0.38
BBB                                                                     8.27
BB                                                                     12.12
B                                                                      16.52
Below B                                                                 2.43
Equities/Other                                                          2.61
                                                                      ------
Total:                                                                100.00%
                                                                      ======

--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Jeffrey A. Tupper, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Tupper have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:   /s/ Elizabeth M. Forget
      -------------------------
      Elizabeth M. Forget
      President

Date: September 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Elizabeth M. Forget
      -----------------------------------
      Elizabeth M. Forget
      President

Date: September 25, 2006

By:   /s/ Jeffrey A. Tupper
      -----------------------------------
      Jeffrey A. Tupper
      Chief Financial Officer and Treasurer

Date: September 25, 2006